Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenue	$ 8,392,383	$ 3,594,997	$ 21,475,746	$ 8,381,274
Cost of sales	4,128,106	1,050,746	9,964,867	1,064,039
Gross profit	4,264,277	2,544,251	11,510,879	7,317,235
Operating expenses
General & administrative expenses	484,497	367,194	2,361,443	1,411,945
Total operating expenses	484,497	367,194	2,361,443	1,411,945
Income from operations	3,779,780	2,177,057	9,149,436	5,905,290
Other income (expenses)
Finance costs	(1,487)	(1,718)	(6,105)	(5,426)
Other income, net	17,566	52,406	118,025	9,849
Total other income	16,079	50,688	111,920	4,423
Income before income taxes	3,795,859	2,227,745	9,261,356	5,909,713
Current income tax expenses	644,075	375,933	1,728,035	1,086,375
Net income	3,151,784	1,851,812	7,533,321	4,823,338
Total comprehensive income	$ 3,151,784	$ 1,851,812	$ 7,533,321	$ 4,823,338
Earnings per share of common stock:
Basic earnings per share (in Dollars per share)	$ 0.36	$ 0.22	$ 0.88	$ 0.56
Diluted earnings per share (in Dollars per share)	$ 0.36	$ 0.22	$ 0.88	$ 0.56
Weighted average basic & diluted shares outstanding:
Basic (in Shares)	8,636,186	8,577,679	8,608,245	8,577,583
Diluted (in Shares)	8,636,186	8,577,679	8,608,245	8,577,583